Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Lease Cost	The lease cost has been allocated as follows based on the square footage of each property location.
	June 30, 2024	June 30, 2023
Office space, recorded in office and administration	$60,575	$44,353
Lab space, recorded in research and development	11,928	16,613
Lab space, capitalized to production of inventory	6,978	2,293
	$79,481	$63,259
The lease cost has been allocated as follows based on the square footage of each property location.
	December 31, 2023	December 31, 2022
Office space, recorded in office and administration	104,928	$51,745
Lab space, recorded in research and development	31,010	19,004
Lab space, capitalized to production of inventory	6,803	3,053
	142,741	$73,802

Schedule of Future Minimum Lease Payments	Future minimum lease payments under the Company’s operating lease that has an initial noncancelable lease term in excess of one year at March 31, 2024, are as follows:
As of March 31, 2024	Total
2024	80,861
2025	67,384
Thereafter	-
148,245
Less: Imputed interest	(8,182)
Operating lease liability	140,063

Operating lease lability – current	140,063
Operating lease lability – non-current	$-
Future minimum lease payments under the Company’s operating lease that has an initial noncancelable lease term in excess of one year at December 31, 2023 are as follows:
Year ended December 31,	Total
2024	161,721
2025	67,384
Thereafter	-
229,105
Less: Imputed interest	(18,616)
Operating lease liability	210,489

Operating lease lability – current	145,000
Operating lease lability – non-current	$65,489